LOSS CONTINGENCIES IMPAIRMENTS SETTLEMENTS AND OTHER (Tables)	3 Months Ended
Mar. 31, 2013
Legal Settlements Acquisition And Restructuring Expenses And Impairment Tables [Abstract]
Legal settlements, impairment and restructuring charges
NOTE 11 – Impairments, loss contingencies, restructuring and others:

Impairments, loss contingencies, restructuring and others consisted of the following:

	Three months ended
	March 31,
	2013	2012
	U.S. $ in millions
Restructuring	$41	$40
Legal settlements and reserves	27	19
Impairments of long-lived assets	15	87
Other expenses	2	3

Total	$85	$149